Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2019

BAL-QTLY-0719
1.800332.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	6,984,764	$213,594
CenturyLink, Inc.	717,000	7,493
		221,087
Entertainment - 1.4%
Activision Blizzard, Inc.	1,722,631	74,711
Electronic Arts, Inc. (a)	503,218	46,840
Netflix, Inc. (a)	370,414	127,156
Take-Two Interactive Software, Inc. (a)	86,800	9,387
The Walt Disney Co.	1,291,900	170,582
Viacom, Inc. Class B (non-vtg.)	414,700	12,039
		440,715
Interactive Media & Services - 3.4%
Alphabet, Inc.:
Class A (a)	133,023	147,190
Class C (a)	415,347	458,389
ANGI Homeservices, Inc. Class A (a)	2,466,285	35,564
CarGurus, Inc. Class A (a)	63,900	2,183
Facebook, Inc. Class A (a)	2,186,269	387,997
Momo, Inc. ADR	1,227,300	33,837
Tencent Holdings Ltd.	338,300	14,106
Twitter, Inc. (a)	622,400	22,680
		1,101,946
Media - 0.7%
Charter Communications, Inc. Class A (a)	24,600	9,269
Comcast Corp. Class A	4,408,992	180,769
Liberty Broadband Corp. Class A (a)	181,300	17,680
MDC Partners, Inc. Class A (a)	2,162,434	6,055
		213,773
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	216,000	4,082
T-Mobile U.S., Inc. (a)	919,166	67,504
		71,586

TOTAL COMMUNICATION SERVICES		2,049,107

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
Aptiv PLC	510,100	32,667
Distributors - 0.1%
LKQ Corp. (a)	1,124,500	28,843
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	522,300	20,056
Grand Canyon Education, Inc. (a)	55,400	6,640
		26,696
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	839,800	29,217
Cedar Fair LP (depositary unit)	553,100	28,258
Compass Group PLC	2,861,700	64,746
Dunkin' Brands Group, Inc.	302,200	22,429
Marriott International, Inc. Class A	515,137	64,310
McDonald's Corp.	1,068,400	211,832
Sea Ltd. ADR (a)	394,600	11,222
Starbucks Corp.	794,874	60,458
U.S. Foods Holding Corp. (a)	1,725,300	59,626
Wyndham Hotels & Resorts, Inc.	440,700	23,507
		575,605
Household Durables - 0.2%
Lennar Corp. Class A	1,181,500	58,673
Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	400,300	59,749
Amazon.com, Inc. (a)	364,800	647,546
MakeMyTrip Ltd. (a)	98,100	2,305
Meituan Dianping Class B	15,223,700	117,583
Naspers Ltd. Class N	28,100	6,335
Pinduoduo, Inc. ADR (b)	324,300	6,298
The Booking Holdings, Inc. (a)	44,000	72,874
		912,690
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	1,538,800	15,157
Media - 0.0%
MultiChoice Group Ltd. (a)	19,000	159
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	699,000	71,011
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,158,000	108,018
O'Reilly Automotive, Inc. (a)	119,208	44,270
The Children's Place Retail Stores, Inc.	173,600	16,086
The Home Depot, Inc.	1,221,244	231,853
TJX Companies, Inc.	2,465,514	123,991
		524,218
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	887,150	68,435
Prada SpA	3,673,800	10,310
PVH Corp.	216,200	18,418
Rattler Midstream LP	464,600	8,697
Tapestry, Inc.	1,063,900	30,385
		136,245

TOTAL CONSUMER DISCRETIONARY		2,381,964

CONSUMER STAPLES - 4.5%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	349,627	61,692
Diageo PLC	352,300	14,818
Keurig Dr. Pepper, Inc.	574,300	16,190
Monster Beverage Corp. (a)	840,542	51,996
PepsiCo, Inc.	517,900	66,291
The Coca-Cola Co.	4,434,208	217,853
		428,840
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	135,800	32,535
Kroger Co.	856,100	19,528
Sysco Corp.	713,400	49,096
Walmart, Inc.	543,800	55,163
		156,322
Food Products - 0.7%
Bunge Ltd.	445,263	23,283
Conagra Brands, Inc.	984,800	26,363
Mondelez International, Inc.	2,698,500	137,219
The Kraft Heinz Co.	802,900	22,200
The Simply Good Foods Co. (a)	522,621	11,231
		220,296
Household Products - 1.1%
Colgate-Palmolive Co.	1,425,367	99,234
Energizer Holdings, Inc.	511,700	20,939
Procter & Gamble Co.	2,071,700	213,199
		333,372
Personal Products - 0.2%
Coty, Inc. Class A	2,033,286	25,091
Unilever NV (Certificaten Van Aandelen) (Bearer)	714,200	42,990
		68,081
Tobacco - 0.7%
Altria Group, Inc.	1,856,295	91,070
Philip Morris International, Inc.	1,616,499	124,681
		215,751

TOTAL CONSUMER STAPLES		1,422,662

ENERGY - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,665,700	35,663
Hess Midstream Partners LP	407,700	7,869
Liberty Oilfield Services, Inc. Class A	710,900	9,064
NCS Multistage Holdings, Inc. (a)	1,567,839	4,186
Oceaneering International, Inc. (a)	474,391	7,780
		64,562
Oil, Gas & Consumable Fuels - 3.1%
Black Stone Minerals LP	757,000	12,362
BP PLC sponsored ADR	1,266,213	51,560
Brigham Minerals, Inc. Class A	627,800	12,889
Cabot Oil & Gas Corp.	1,005,150	25,149
Chevron Corp.	1,314,005	149,599
Devon Energy Corp.	2,505,000	63,026
Diamondback Energy, Inc.	433,700	42,529
EOG Resources, Inc.	1,230,200	100,729
Exxon Mobil Corp.	1,465,043	103,681
Magnolia Oil & Gas Corp.	931,000	10,269
Magnolia Oil & Gas Corp. Class A (a)	1,185,000	13,071
Noble Energy, Inc.	1,471,400	31,488
Parsley Energy, Inc. Class A (a)	1,296,830	23,122
Phillips 66 Co.	811,417	65,562
Pioneer Natural Resources Co.	476,300	67,616
PrairieSky Royalty Ltd.	858,637	11,333
Reliance Industries Ltd.	3,375,762	64,479
Suncor Energy, Inc.	2,006,400	61,828
Targa Resources Corp.	316,200	12,161
Valero Energy Corp.	666,200	46,900
Viper Energy Partners LP	522,400	14,627
		983,980

TOTAL ENERGY		1,048,542

FINANCIALS - 8.6%
Banks - 3.6%
Bank of America Corp.	10,049,708	267,322
Citigroup, Inc.	4,776,312	296,848
EFG Eurobank Ergasias SA (a)	7,256,600	7,093
First Horizon National Corp.	3,418,100	45,837
Huntington Bancshares, Inc.	10,371,512	131,200
KeyCorp	3,581,200	57,192
M&T Bank Corp.	205,300	32,766
PNC Financial Services Group, Inc.	696,500	88,637
Sberbank of Russia sponsored ADR	1,216,700	17,581
Signature Bank	311,500	35,682
SunTrust Banks, Inc.	849,100	50,954
Wells Fargo & Co.	2,616,600	116,099
		1,147,211
Capital Markets - 1.4%
BlackRock, Inc. Class A	139,100	57,804
Cboe Global Markets, Inc.	539,411	58,548
E*TRADE Financial Corp.	2,327,149	104,256
Monex Group, Inc.	2,260,500	6,868
Morgan Stanley	2,388,300	97,180
Northern Trust Corp.	423,900	36,252
State Street Corp.	550,500	30,415
TD Ameritrade Holding Corp.	486,900	24,223
Tradeweb Markets, Inc. Class A	96,700	4,360
Virtu Financial, Inc. Class A (b)	1,128,184	25,971
		445,877
Consumer Finance - 2.0%
360 Finance, Inc. ADR	741,116	11,910
Ally Financial, Inc.	1,035,800	29,904
American Express Co.	932,000	106,910
Capital One Financial Corp.	3,573,401	306,848
Green Dot Corp. Class A (a)	171,600	7,964
LexinFintech Holdings Ltd. ADR (a)	1,437,900	16,248
OneMain Holdings, Inc.	3,071,700	91,752
PPDAI Group, Inc. ADR	270,211	1,273
SLM Corp.	1,996,798	18,990
Synchrony Financial	1,824,500	61,358
		653,157
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	78	23,171
Kimbell Royalty Partners LP	985,287	16,661
		39,832
Insurance - 1.5%
American International Group, Inc.	1,800,900	91,972
Hartford Financial Services Group, Inc.	708,800	37,325
Marsh & McLennan Companies, Inc.	789,377	75,464
MetLife, Inc.	1,888,500	87,268
The Travelers Companies, Inc.	548,286	79,814
Willis Group Holdings PLC	515,943	90,548
		462,391

TOTAL FINANCIALS		2,748,468

HEALTH CARE - 8.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	1,037,904	117,989
Amgen, Inc.	723,888	120,672
Celgene Corp. (a)	656,000	61,526
Global Blood Therapeutics, Inc. (a)	327,146	19,884
Immunomedics, Inc. (a)	793,500	10,371
Sarepta Therapeutics, Inc. (a)	167,400	19,058
Vertex Pharmaceuticals, Inc. (a)	835,900	138,910
		488,410
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,975,300	226,510
Becton, Dickinson & Co.	727,200	169,758
Boston Scientific Corp. (a)	5,372,870	206,372
Danaher Corp.	420,400	55,497
Hologic, Inc. (a)	954,100	41,990
Intuitive Surgical, Inc. (a)	244,000	113,423
Wright Medical Group NV (a)	1,514,100	46,513
		860,063
Health Care Providers & Services - 2.1%
DaVita HealthCare Partners, Inc. (a)	544,000	23,620
HCA Holdings, Inc.	909,600	110,025
Humana, Inc.	414,800	101,568
Molina Healthcare, Inc. (a)	468,000	66,578
UnitedHealth Group, Inc.	1,553,984	375,753
		677,544
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	697,797	186,298
Pharmaceuticals - 2.0%
Allergan PLC	510,543	62,240
AstraZeneca PLC:
(United Kingdom)	196,200	14,458
sponsored ADR	3,762,000	140,624
Bristol-Myers Squibb Co.	3,706,341	168,157
Eli Lilly & Co.	576,700	66,863
Horizon Pharma PLC (a)	751,000	17,896
Roche Holding AG (participation certificate)	671,657	176,412
		646,650

TOTAL HEALTH CARE		2,858,965

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.1%
General Dynamics Corp.	204,100	32,823
Northrop Grumman Corp.	264,274	80,141
Raytheon Co.	61,380	10,711
The Boeing Co.	258,220	88,211
United Technologies Corp.	1,113,852	140,680
		352,566
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,637,591	152,165
Airlines - 0.2%
American Airlines Group, Inc.	2,838,746	77,299
Construction & Engineering - 0.6%
AECOM (a)	5,361,457	171,030
Fluor Corp.	333,478	9,244
Jacobs Engineering Group, Inc.	134,100	10,096
		190,370
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	2,017,301	86,119
Sunrun, Inc. (a)(b)(c)	9,713,901	152,120
Vivint Solar, Inc. (a)(b)(c)	9,959,953	64,939
		303,178
Industrial Conglomerates - 0.9%
3M Co.	92,940	14,847
General Electric Co.	23,348,016	220,405
Honeywell International, Inc.	358,400	58,889
		294,141
Machinery - 0.4%
Minebea Mitsumi, Inc.	2,223,000	32,309
WABCO Holdings, Inc. (a)	673,244	88,134
		120,443
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	66,782	71,315
Professional Services - 0.3%
Nielsen Holdings PLC	4,168,465	94,749
Road & Rail - 1.0%
CSX Corp.	1,488,450	110,845
Norfolk Southern Corp.	824,836	160,958
Union Pacific Corp.	197,300	32,906
		304,709
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,844,684	159,516
Univar, Inc. (a)	797,300	15,954
		175,470

TOTAL INDUSTRIALS		2,136,405

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,357,500	22,797
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	1,880,500	16,812
Jabil, Inc.	324,500	7,979
		24,791
Internet Software & Services - 0.0%
Wise Talent Information Technology Co. Ltd. (a)	6,580,600	17,670
IT Services - 1.4%
Akamai Technologies, Inc. (a)	158,000	11,907
Alliance Data Systems Corp.	664,000	91,300
Cognizant Technology Solutions Corp. Class A	571,700	35,405
DXC Technology Co.	363,200	17,267
Elastic NV (b)	1,021,800	83,839
Fidelity National Information Services, Inc.	164,500	19,789
FleetCor Technologies, Inc. (a)	35,700	9,218
Liveramp Holdings, Inc. (a)	159,700	8,205
MasterCard, Inc. Class A	81,700	20,547
PayPal Holdings, Inc. (a)	1,116,471	122,533
Shopify, Inc. Class A (a)	40,500	11,142
Visa, Inc. Class A	117,800	19,005
		450,157
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	588,700	16,136
Analog Devices, Inc.	228,447	22,073
Applied Materials, Inc.	1,781,400	68,922
Broadcom, Inc.	289,384	72,821
Lam Research Corp.	632,000	110,354
MACOM Technology Solutions Holdings, Inc. (a)	2,683,620	37,973
Marvell Technology Group Ltd.	2,744,600	61,205
Microchip Technology, Inc. (b)	162,800	13,029
Micron Technology, Inc. (a)	2,507,526	81,770
NVIDIA Corp.	807,742	109,417
NXP Semiconductors NV	1,341,000	118,223
ON Semiconductor Corp. (a)	7,010,276	124,503
Qualcomm, Inc.	2,423,477	161,937
Sanken Electric Co. Ltd.	640,400	12,696
Semtech Corp. (a)	54,100	2,155
Xilinx, Inc.	151,900	15,541
		1,028,755
Software - 5.3%
2U, Inc. (a)	703,500	26,726
Adobe, Inc. (a)	428,316	116,031
Autodesk, Inc. (a)	587,491	94,533
Avast PLC (d)	754,414	2,947
Blue Prism Group PLC (a)	1,483,300	34,130
Box, Inc. Class A (a)	47,100	871
Cardlytics, Inc. (a)	378,172	8,679
Citrix Systems, Inc.	332,350	31,281
Cloudera, Inc. (a)	2,045,610	18,758
Dropbox, Inc. Class A (a)	603,000	13,604
Kingsoft Corp. Ltd.	11,596,000	31,950
Microsoft Corp.	7,417,212	917,357
Parametric Technology Corp. (a)	303,511	25,513
Pivotal Software, Inc. (a)	429,300	8,543
Pluralsight, Inc.	142,800	4,550
Salesforce.com, Inc. (a)	928,120	140,527
Splunk, Inc. (a)	113,700	12,961
SurveyMonkey	5,118,025	88,030
Symantec Corp.	1,365,100	25,568
Talend SA ADR (a)	1,155,192	53,878
Totvs SA	689,800	6,944
Varonis Systems, Inc. (a)	355,700	22,245
Zuora, Inc. (a)(b)	1,033,420	14,458
		1,700,084
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,532,139	618,372
Pure Storage, Inc. Class A (a)	2,583,200	40,970
		659,342

TOTAL INFORMATION TECHNOLOGY		3,903,596

MATERIALS - 1.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	251,000	51,101
Amyris, Inc. (a)(b)	1,704,900	5,780
Dow, Inc. (a)	1,007,038	47,089
DowDuPont, Inc.	3,043,814	92,897
Element Solutions, Inc. (a)	579,600	5,483
International Flavors & Fragrances, Inc.	107,200	14,517
LG Chemical Ltd.	84,360	23,634
Linde PLC	407,094	73,501
LyondellBasell Industries NV Class A	45,300	3,364
Olin Corp.	1,819,760	35,685
The Chemours Co. LLC	1,859,538	39,218
Tronox Holdings PLC	390,800	3,623
W.R. Grace & Co.	35,200	2,481
Westlake Chemical Corp.	62,441	3,577
		401,950
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	73,900	15,556
Vulcan Materials Co.	161,900	20,223
		35,779
Containers & Packaging - 0.1%
Avery Dennison Corp.	73,700	7,669
Crown Holdings, Inc. (a)	299,400	16,596
		24,265
Metals & Mining - 0.1%
Antofagasta PLC	578,015	5,720
Freeport-McMoRan, Inc.	440,991	4,282
Newmont Goldcorp Corp.	465,200	15,393
		25,395

TOTAL MATERIALS		487,389

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	294,100	43,059
American Tower Corp.	850,400	177,538
Ant International Co. Ltd. Class C (e)(f)	4,971,128	31,070
Boston Properties, Inc.	101,897	13,331
CorePoint Lodging, Inc.	766,400	9,289
Corporate Office Properties Trust (SBI)	1,390,900	38,723
Crown Castle International Corp.	257,163	33,434
Equinix, Inc.	166,300	80,787
Equity Lifestyle Properties, Inc.	254,700	30,987
Front Yard Residential Corp. Class B	2,115,511	24,201
Outfront Media, Inc.	234,462	5,779
Potlatch Corp.	576,539	19,401
Prologis, Inc.	975,500	71,865
Simon Property Group, Inc.	60,400	9,790
Spirit Realty Capital, Inc.	122,420	5,222
Store Capital Corp.	322,800	11,046
VICI Properties, Inc.	852,000	18,897
Welltower, Inc.	843,200	68,485
		692,904
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC	1,317,200	22,208

TOTAL REAL ESTATE		715,112

UTILITIES - 2.1%
Electric Utilities - 1.3%
Edison International	691,385	41,048
Entergy Corp.	275,200	26,714
Evergy, Inc.	279,461	16,248
Exelon Corp.	2,152,825	103,508
FirstEnergy Corp.	1,448,500	59,736
NextEra Energy, Inc.	555,500	110,106
PG&E Corp. (a)	441,835	7,555
PPL Corp.	1,588,394	47,271
Southern Co.	391,731	20,958
		433,144
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	455,831	15,516
The AES Corp.	718,000	11,344
		26,860
Multi-Utilities - 0.7%
Dominion Resources, Inc.	1,351,392	101,598
Public Service Enterprise Group, Inc.	1,007,616	59,208
Sempra Energy	472,057	62,052
		222,858

TOTAL UTILITIES		682,862

TOTAL COMMON STOCKS
(Cost $16,632,803)		20,435,072
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 11.3%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,744
2.95% 7/15/26 (g)	23,000	22,295
3.6% 2/17/23	12,300	12,617
4.45% 4/1/24	854	911
4.5% 3/9/48	29,156	28,069
4.75% 5/15/46	10,000	9,965
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
Verizon Communications, Inc.:
5.012% 4/15/49	5,561	6,286
5.5% 3/16/47	16,500	19,933
		105,896
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	3,588	3,780
5.95% 4/1/41	2,510	3,130
The Walt Disney Co. 7.75% 12/1/45 (d)	9,421	15,327
Time Warner, Inc. 2.1% 6/1/19	12,500	12,500
		34,737
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,637
4.908% 7/23/25	6,898	7,298
5.375% 5/1/47	9,270	9,292
5.75% 4/1/48	9,330	9,715
Comcast Corp.:
3.9% 3/1/38	1,918	1,943
3.969% 11/1/47	6,197	6,140
4.6% 8/15/45	5,066	5,478
4.65% 7/15/42	4,526	4,990
Fox Corp.:
3.666% 1/25/22 (d)	1,312	1,345
4.03% 1/25/24 (d)	2,307	2,417
4.709% 1/25/29 (d)	3,339	3,652
5.476% 1/25/39 (d)	3,293	3,753
5.576% 1/25/49 (d)	2,185	2,550
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,209
4.5% 9/15/42	2,648	2,348
5.5% 9/1/41	3,051	3,054
5.875% 11/15/40	7,066	7,312
6.55% 5/1/37	43,346	47,981
7.3% 7/1/38	7,024	8,224
		149,338

TOTAL COMMUNICATION SERVICES		289,971

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,029
3.5% 7/10/19	41,541	41,574
4% 1/15/25	7,674	7,591
4.2% 3/1/21	10,665	10,837
4.25% 5/15/23	3,220	3,274
		82,305
CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	19,253	19,887
4.9% 2/1/46	22,019	22,625
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	10,422	10,427
5.45% 1/23/39	8,520	9,517
5.55% 1/23/49	19,483	22,112
5.8% 1/23/59 (Reg. S)	20,579	23,925
Molson Coors Brewing Co. 3% 7/15/26	30,000	29,143
		137,636
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,936
3.3% 11/18/21	4,671	4,737
		8,673
Tobacco - 0.6%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,882
3.875% 9/16/46	8,420	7,054
4% 1/31/24	3,615	3,748
4.25% 8/9/42	10,063	8,983
4.5% 5/2/43	6,746	6,123
4.8% 2/14/29	9,934	10,375
5.375% 1/31/44	12,168	12,393
5.95% 2/14/49	6,600	7,142
BAT Capital Corp. 4.54% 8/15/47	20,000	17,994
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	8,553	8,688
4.25% 7/21/25 (d)	10,443	10,795
Reynolds American, Inc.:
3.25% 6/12/20	1,695	1,703
4% 6/12/22	5,830	5,997
4.45% 6/12/25	4,227	4,391
4.85% 9/15/23	8,000	8,491
5.7% 8/15/35	2,194	2,326
5.85% 8/15/45	16,830	17,460
6.15% 9/15/43	14,000	15,430
7.25% 6/15/37	7,569	9,161
		171,136

TOTAL CONSUMER STAPLES		317,445

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,914
6.5% 4/1/20	3,517	3,623
Halliburton Co.:
3.8% 11/15/25	4,660	4,800
4.85% 11/15/35	4,069	4,357
Noble Holding International Ltd.:
7.95% 4/1/25 (h)	3,936	3,031
8.95% 4/1/45 (h)	3,799	2,735
		21,460
Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp.:
7.3% 8/15/31	2,435	2,923
7.875% 10/1/29	4,487	5,557
Anadarko Finance Co. 7.5% 5/1/31	14,552	19,022
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,466
5.55% 3/15/26	9,887	10,895
6.45% 9/15/36	8,540	10,250
6.6% 3/15/46	11,115	14,270
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,350
Cenovus Energy, Inc. 4.25% 4/15/27	14,753	14,715
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,911	7,951
4.5% 6/1/25	2,416	2,582
DCP Midstream LLC:
4.75% 9/30/21 (d)	6,909	6,979
5.35% 3/15/20 (d)	6,814	6,891
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,726
4.95% 4/1/22	1,267	1,303
5.6% 4/1/44	2,216	2,066
Duke Energy Field Services 6.45% 11/3/36 (d)	6,493	6,655
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,615	5,838
Enable Midstream Partners LP 3.9% 5/15/24 (h)	2,064	2,065
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,301
4.375% 10/15/20	5,808	5,927
Enbridge, Inc. 4.25% 12/1/26	3,252	3,459
Energy Transfer Partners LP:
4.2% 9/15/23	2,113	2,184
4.5% 4/15/24	2,294	2,399
4.95% 6/15/28	7,210	7,606
5.25% 4/15/29	3,732	4,027
5.8% 6/15/38	4,020	4,284
6% 6/15/48	2,618	2,833
6.25% 4/15/49	5,817	6,498
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,065
Kinder Morgan, Inc. 5.55% 6/1/45	4,432	4,807
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,601
MPLX LP:
4.5% 7/15/23	3,584	3,761
4.8% 2/15/29	2,108	2,238
4.875% 12/1/24	4,918	5,265
5.5% 2/15/49	6,323	6,684
Nakilat, Inc. 6.067% 12/31/33 (d)	2,490	2,851
Nexen, Inc. 6.2% 7/30/19	2,252	2,264
Petrobras Global Finance BV:
5.75% 2/1/29	4,000	4,033
7.25% 3/17/44	30,172	32,003
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,813
4.5% 1/23/26	11,915	11,152
4.625% 9/21/23	13,980	13,892
4.875% 1/24/22	1,430	1,450
4.875% 1/18/24	7,021	7,003
5.375% 3/13/22	4,960	5,098
5.5% 1/21/21	13,423	13,792
5.5% 6/27/44	6,301	5,082
5.625% 1/23/46	11,673	9,502
6% 3/5/20	3,052	3,113
6.35% 2/12/48	15,500	13,530
6.375% 1/23/45	26,396	23,175
6.5% 3/13/27	8,390	8,446
6.5% 6/2/41	8,420	7,610
6.75% 9/21/47	21,513	19,422
6.875% 8/4/26	13,000	13,488
Phillips 66 Partners LP 2.646% 2/15/20	652	652
Southeast Supply Header LLC 4.25% 6/15/24 (d)	5,790	5,956
Southwestern Energy Co. 6.2% 1/23/25 (h)	4,632	4,306
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	2,451	2,475
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	5,145
4.55% 6/24/24	25,316	26,691
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,571
4.65% 7/1/26	2,228	2,235
4.75% 8/15/28	2,109	2,110
5.375% 6/1/21	23,110	23,815
Williams Partners LP:
3.6% 3/15/22	6,925	7,043
3.9% 1/15/25	2,391	2,461
4% 11/15/21	3,157	3,245
4.3% 3/4/24	10,014	10,514
4.5% 11/15/23	3,444	3,629
		520,010

TOTAL ENERGY		541,470

FINANCIALS - 5.0%
Banks - 2.3%
Bank of America Corp.:
3.004% 12/20/23 (h)	49,521	49,823
3.3% 1/11/23	13,500	13,730
3.419% 12/20/28 (h)	10,395	10,380
3.5% 4/19/26	9,902	10,114
3.864% 7/23/24 (h)	8,285	8,590
3.95% 4/21/25	6,998	7,169
4.2% 8/26/24	11,449	11,991
4.25% 10/22/26	6,748	7,032
4.45% 3/3/26	2,886	3,043
Barclays PLC:
2.75% 11/8/19	5,728	5,720
3.25% 1/12/21	8,790	8,805
4.375% 1/12/26	11,847	11,974
5.2% 5/12/26	10,495	10,729
BB&T Corp. 3.95% 3/22/22	1,805	1,869
Citigroup, Inc.:
2.7% 10/27/22	53,057	52,918
3.875% 3/26/25	17,000	17,440
4.05% 7/30/22	17,500	18,118
4.3% 11/20/26	17,098	17,732
4.45% 9/29/27	14,000	14,648
Citizens Bank NA 2.55% 5/13/21	3,064	3,055
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	7,659	7,858
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,439
3.75% 3/26/25	8,440	8,593
3.8% 9/15/22	13,270	13,651
3.8% 6/9/23	16,850	17,263
4.55% 4/17/26	4,788	5,075
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,472
Discover Bank 7% 4/15/20	4,144	4,290
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,168
3.5% 3/15/22	638	652
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,530
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,567
Huntington National Bank 2.4% 4/1/20	40,000	39,940
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	7,748	7,344
5.71% 1/15/26 (d)	18,498	17,658
JPMorgan Chase & Co.:
2.95% 10/1/26	34,906	34,574
3.797% 7/23/24 (h)	10,331	10,677
3.875% 9/10/24	24,177	25,130
4.125% 12/15/26	61,229	64,271
KeyCorp. 5.1% 3/24/21	628	655
Rabobank Nederland 4.375% 8/4/25	13,516	13,993
Regions Bank 6.45% 6/26/37	12,100	15,040
Regions Financial Corp. 3.2% 2/8/21	5,563	5,605
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,772
6% 12/19/23	16,075	17,153
6.1% 6/10/23	12,713	13,488
6.125% 12/15/22	39,429	41,935
UniCredit SpA 6.572% 1/14/22 (d)	10,119	10,573
		744,246
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,907
4.25% 2/15/24	3,357	3,542
Credit Suisse Group AG 3.869% 1/12/29 (d)(h)	6,889	6,880
Deutsche Bank AG 4.5% 4/1/25	27,715	26,006
Deutsche Bank AG New York Branch:
3.3% 11/16/22	18,270	17,760
5% 2/14/22	16,487	16,833
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (h)	125,990	125,854
3.2% 2/23/23	14,500	14,664
4.25% 10/21/25	4,219	4,372
6.75% 10/1/37	4,014	5,054
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,090
Moody's Corp.:
3.25% 1/15/28	4,208	4,212
4.875% 2/15/24	3,952	4,289
Morgan Stanley:
2.65% 1/27/20	2,659	2,659
3.125% 1/23/23	68,526	69,137
3.125% 7/27/26	1,531	1,520
3.7% 10/23/24	5,388	5,574
3.737% 4/24/24 (h)	53,000	54,617
4.431% 1/23/30 (h)	8,038	8,634
4.875% 11/1/22	8,674	9,229
5% 11/24/25	13,300	14,493
5.625% 9/23/19	547	552
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	10,000	10,306
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,744
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	9,717	10,189
		442,117
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,172	3,191
4.125% 7/3/23	7,468	7,695
4.45% 12/16/21	5,342	5,509
4.45% 4/3/26	5,640	5,755
4.875% 1/16/24	9,072	9,589
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,657
Discover Financial Services:
3.85% 11/21/22	2,701	2,788
3.95% 11/6/24	20,000	20,696
4.5% 1/30/26	8,513	8,897
5.2% 4/27/22	2,488	2,648
Ford Motor Credit Co. LLC:
5.085% 1/7/21	5,501	5,649
5.584% 3/18/24	11,294	11,759
5.596% 1/7/22	11,381	11,910
5.875% 8/2/21	12,574	13,151
Synchrony Financial:
3% 8/15/19	1,241	1,241
3.75% 8/15/21	8,466	8,604
3.95% 12/1/27	13,987	13,532
4.25% 8/15/24	3,469	3,543
4.375% 3/19/24	4,123	4,239
5.15% 3/19/29	11,858	12,305
		160,358
Diversified Financial Services - 0.3%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (d)	2,839	2,842
3.95% 7/1/24 (d)	3,770	3,745
4.375% 5/1/26 (d)	3,642	3,650
5.25% 5/15/24 (d)	3,886	4,037
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,851	1,918
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,333
3.875% 8/15/22	10,251	10,480
4.125% 6/15/26	3,990	4,088
4.125% 5/15/29	1,429	1,453
Cigna Corp.:
4.125% 11/15/25 (d)	4,310	4,502
4.375% 10/15/28 (d)	11,124	11,677
4.8% 8/15/38 (d)	6,926	7,086
4.9% 12/15/48 (d)	6,920	7,081
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)	11,100	11,636
Pine Street Trust I:
4.572% 2/15/29 (d)	10,277	10,567
5.568% 2/15/49 (d)	10,300	10,825
Voya Financial, Inc. 3.125% 7/15/24	4,991	5,006
		111,926
Insurance - 0.5%
American International Group, Inc.:
3.3% 3/1/21	4,640	4,686
3.75% 7/10/25	14,847	15,165
4.875% 6/1/22	11,881	12,609
Aon Corp. 5% 9/30/20	129	133
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (d)	1,433	1,506
4.569% 2/1/29 (d)	13,590	14,481
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	7,233	7,769
4.75% 3/15/39	3,319	3,679
4.8% 7/15/21	4,819	5,014
4.9% 3/15/49	6,605	7,452
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	9,547	10,090
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	4,915	6,445
Pacific LifeCorp 5.125% 1/30/43 (d)	7,709	8,560
Prudential Financial, Inc. 7.375% 6/15/19	2,520	2,523
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(h)	4,200	4,342
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	8,243	9,595
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	2,810	2,992
Unum Group:
3.875% 11/5/25	9,271	9,507
5.625% 9/15/20	3,860	4,008
5.75% 8/15/42	12,079	13,595
		144,151

TOTAL FINANCIALS		1,602,798

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
Cigna Corp. 3.75% 7/15/23 (d)	8,913	9,146
CVS Health Corp.:
3.7% 3/9/23	4,500	4,600
3.875% 7/20/25	7,967	8,167
4.1% 3/25/25	20,820	21,553
4.3% 3/25/28	24,177	24,914
4.78% 3/25/38	10,763	10,726
5.05% 3/25/48	15,824	16,085
Elanco Animal Health, Inc.:
3.912% 8/27/21 (d)	1,834	1,872
4.272% 8/28/23 (d)	5,788	6,076
4.9% 8/28/28 (d)	2,438	2,643
HCA Holdings, Inc.:
4.25% 10/15/19	20,200	20,280
4.75% 5/1/23	375	395
5.875% 3/15/22	450	481
6.5% 2/15/20	12,966	13,272
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,122
Toledo Hospital:
5.325% 11/15/28	3,910	4,208
6.015% 11/15/48	16,208	18,424
		167,964
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	16,210	16,303
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)	7,941	8,167
Mylan NV:
2.5% 6/7/19	2,645	2,645
3.15% 6/15/21	9,840	9,791
3.95% 6/15/26	4,843	4,553
4.55% 4/15/28	6,200	5,939
Perrigo Finance PLC 3.5% 12/15/21	739	732
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,428
2.8% 7/21/23	2,817	2,355
		56,913

TOTAL HEALTH CARE		224,877

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	5,000	5,000
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,827
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,596	1,632
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	1,367	1,357
3.375% 6/1/21	4,953	5,000
3.75% 2/1/22	7,839	7,996
3.875% 4/1/21	4,953	5,039
4.25% 2/1/24	10,444	10,850
4.25% 9/15/24	5,492	5,719
4.75% 3/1/20	5,518	5,595
		41,556

TOTAL INDUSTRIALS		50,015

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)	8,400	8,930
6.02% 6/15/26 (d)	2,888	3,110
		12,040
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	1,106	1,151
5% 4/1/49	1,925	2,001
		3,152
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(h)	3,645	3,774
6.75% 10/19/75 (d)(h)	9,054	10,159
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)	2,954	3,004
4.5% 8/1/47 (d)	3,000	3,140
		20,077

TOTAL MATERIALS		23,229

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,369
4.6% 4/1/22	2,434	2,561
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,801
American Tower Corp. 2.8% 6/1/20	8,000	8,001
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,835
Boston Properties, Inc. 4.5% 12/1/28	7,294	7,922
Camden Property Trust 2.95% 12/15/22	2,417	2,438
CommonWealth REIT 5.875% 9/15/20	1,166	1,193
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,294
5% 7/1/25	5,570	5,896
DDR Corp.:
3.625% 2/1/25	3,968	3,957
4.25% 2/1/26	5,505	5,638
4.625% 7/15/22	1,402	1,454
Duke Realty LP:
3.625% 4/15/23	3,152	3,241
3.75% 12/1/24	2,549	2,651
3.875% 10/15/22	5,452	5,636
Equity One, Inc. 3.75% 11/15/22	8,200	8,466
HCP, Inc.:
3.4% 2/1/25	7,000	7,082
3.875% 8/15/24	13,000	13,482
Hudson Pacific Properties LP 4.65% 4/1/29	2,518	2,654
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,295
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,245
4.5% 1/15/25	4,460	4,612
4.5% 4/1/27	34,977	36,004
4.75% 1/15/28	11,399	11,865
4.95% 4/1/24	2,101	2,207
5.25% 1/15/26	10,420	11,118
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,560
5% 12/15/23	1,140	1,178
Store Capital Corp. 4.625% 3/15/29	3,261	3,415
Ventas Realty LP:
3.125% 6/15/23	2,534	2,571
3.5% 2/1/25	2,833	2,893
3.75% 5/1/24	7,900	8,159
4% 3/1/28	4,046	4,173
4.125% 1/15/26	2,782	2,905
4.375% 2/1/45	1,322	1,333
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,243
WP Carey, Inc. 4% 2/1/25	9,404	9,578
		211,925
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,800
3.95% 11/15/27	7,910	7,979
4.1% 10/1/24	6,548	6,766
4.55% 10/1/29	7,034	7,301
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,189
3.95% 7/1/22	5,951	6,170
4.75% 10/1/25	6,539	7,085
5.25% 3/15/21	4,138	4,293
Liberty Property LP:
3.375% 6/15/23	3,313	3,368
4.125% 6/15/22	3,219	3,338
4.75% 10/1/20	8,747	8,947
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,857
4.5% 4/18/22	2,016	1,974
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,386
Tanger Properties LP:
3.125% 9/1/26	5,880	5,518
3.75% 12/1/24	5,711	5,703
3.875% 12/1/23	2,716	2,750
		98,424

TOTAL REAL ESTATE		310,349

UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,713
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	5,539	5,901
6.4% 9/15/20 (d)	14,254	14,872
FirstEnergy Corp.:
4.25% 3/15/23	27,079	28,383
7.375% 11/15/31	35,412	47,555
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	14,013
3.7% 9/1/24	3,782	3,863
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,048
NV Energy, Inc. 6.25% 11/15/20	1,957	2,058
TECO Finance, Inc. 5.15% 3/15/20	164	167
		121,573
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,543
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,357
2.7% 6/15/21	2,321	2,313
3.55% 6/15/26	3,712	3,734
		8,404
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (h)(i)	20,448	18,812
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (h)(i)	5,485	5,156
Puget Energy, Inc. 6% 9/1/21	813	867
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (h)(i)	4,882	4,079
		28,914

TOTAL UTILITIES		161,434

TOTAL NONCONVERTIBLE BONDS
(Cost $3,507,263)		3,615,933

U.S. Government and Government Agency Obligations - 10.5%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$56,471	$60,897
1% 2/15/46	206	234
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	16,500	17,271
0.375% 1/15/27	29,920	31,516
0.625% 1/15/26	91,384	99,544
0.75% 7/15/28	97,280	102,031

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		311,493

U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.41% 6/6/19 to 6/20/19 (j)	14,270	14,260
U.S. Treasury Bonds:
2.75% 11/15/47	49,046	50,753
3% 2/15/49 (b)	338,182	368,196
U.S. Treasury Notes:
1.25% 10/31/21 (k)	441,071	434,162
1.75% 6/30/22	95,692	95,314
1.875% 3/31/22	207,272	207,223
1.875% 7/31/22	98,619	98,554
2% 12/31/21	342,692	343,656
2.125% 12/31/22	201,389	202,939
2.125% 3/31/24	80,855	81,559
2.125% 7/31/24	236,093	238,131
2.125% 11/30/24	137,131	138,267
2.125% 5/31/26	137,690	138,400
2.25% 4/30/24	62,640	63,575
2.25% 12/31/24	157,034	159,347
2.25% 3/31/26	70,000	71,009
2.25% 8/15/27	9,044	9,156
2.375% 4/30/26	107,100	109,531
2.5% 1/31/24	80,000	82,022
2.625% 6/30/23	105,807	108,741
3.125% 11/15/28	37,220	40,374

TOTAL U.S. TREASURY OBLIGATIONS		3,055,169

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,306,463)		3,366,662

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (d)	$7,229	$7,265
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (d)(h)(i)	11,384	11,384
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	15,651	16,106
Class AA, 2.487% 12/16/41 (d)	3,281	3,251
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	11,647	11,803
Class B, 5.095% 4/15/39 (d)	3,995	4,077
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)	12,096	12,323
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (d)(h)(i)	5,760	5,760
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7279% 1/25/35	132	132
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)	6,095	6,246
Class A2II, 4.03% 11/20/47 (d)	10,283	10,592
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (d)(h)(i)	13,566	13,626
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (d)(g)(h)(i)	9,422	9,422
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (h)(i)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (d)(h)(i)	237	233
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (d)(h)(i)	85	84
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (d)(h)(i)	142	136
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (d)(h)(i)	54	51
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	5,471	5,652
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (d)(h)(i)	4,621	4,621
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (d)(g)(h)(i)	11,363	11,363
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (d)(h)(i)	10,257	10,262
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (h)(i)	942	939
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (d)(g)(h)(i)	11,362	11,362
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (h)(i)	1,620	1,629
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (h)(i)	27	26
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (d)	12,225	12,450
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (d)(f)(h)(i)	2,116	1,575
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (d)(h)	11,407	11,401
TOTAL ASSET-BACKED SECURITIES
(Cost $178,424)		183,773

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9898% 1/25/35 (h)(i)	125	124
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (h)(i)	128	127
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (h)(i)	141	141
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (h)(i)	14	13
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (h)(i)	902	905

TOTAL PRIVATE SPONSOR		1,310

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	3,870	3,840
Series 2015-H21 Class JA, 2.5% 6/20/65 (l)	3,638	3,628

TOTAL U.S. GOVERNMENT AGENCY		7,468

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,724)		8,778

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (h)(m)	11	0
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(m)	522	20
Series 2006-3A, Class IO, 0% 10/25/36 (d)(f)(h)(m)	9,058	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	12,569	13,876
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (d)(h)(i)	3,529	3,492
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (d)(h)(i)	4,409	4,416
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (d)(h)(i)	5,946	5,955
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (d)(h)(i)	3,931	3,940
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (d)(h)(i)	4,126	4,138
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (d)(h)(i)	9,800	9,809
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	6,304	7,050
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	6,999	7,372
Class B, 4.5349% 4/15/36 (d)	2,105	2,214
Class C, 4.782% 4/15/36 (d)	1,444	1,506
Class D, 4.782% 4/15/36 (d)	2,888	2,959
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	5,179	5,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (d)(h)	7,930	7,906
Class CFX, 3.3822% 12/15/34 (d)(h)	6,656	6,629
Class DFX, 3.3822% 12/15/34 (d)(h)	5,641	5,615
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (d)	1,323	1,400
Class DFX, 5.3503% 7/5/33 (d)	2,035	2,158
Class EFX, 5.5422% 7/5/33 (d)	2,784	2,939
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	19,734	21,874
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (d)(h)	7,135	7,090
Class B, 4.181% 11/15/34 (d)	3,007	3,003
Class C, 5.205% 11/15/34 (d)	2,110	2,128
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (d)(h)(i)	8,998	9,018
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	12,493	13,824
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $151,906)		156,097

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,255	$1,887
7.5% 4/1/34	8,780	13,091
7.55% 4/1/39	17,675	27,698
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	920	939
Series 2010 C1, 7.781% 1/1/35	1,665	1,994
Series 2012 B, 5.432% 1/1/42	6,845	6,538
6.05% 1/1/29	365	387
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	8,975	9,283
5.1% 6/1/33	16,965	17,504
Series 2010-1, 6.63% 2/1/35	17,960	20,357
Series 2010-3:
6.725% 4/1/35	10,580	12,059
7.35% 7/1/35	5,140	6,063
Series 2010-5, 6.2% 7/1/21	2,472	2,551
Series 2013, 4% 12/1/20	7,040	7,136
TOTAL MUNICIPAL SECURITIES
(Cost $115,308)		127,487

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,828)	$3,841	$3,898

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,899
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$11,045
3.1% 6/4/20	11,505	11,541
3.35% 2/6/23	5,490	5,562
4.682% 8/9/28 (h)	14,042	14,306
8.7% 11/18/19	745	764
Synchrony Bank 3.65% 5/24/21	8,499	8,612
TOTAL BANK NOTES
(Cost $60,065)		60,729
	Shares	Value (000s)

Fixed-Income Funds - 10.2%
Fidelity High Income Central Fund (n)	6,706,798	$734,059
Fidelity Mortgage Backed Securities Central Fund (n)	23,403,187	2,538,778
TOTAL FIXED-INCOME FUNDS
(Cost $3,181,411)		3,272,837

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.41% (o)	880,047,539	880,224
Fidelity Securities Lending Cash Central Fund 2.42% (o)(p)	71,777,210	71,784
TOTAL MONEY MARKET FUNDS
(Cost $951,957)		952,008
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.9%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (q)
(Cost $299,862)	299,924	299,862
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $28,398,014)		32,483,136
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(455,314)
NET ASSETS - 100%		$32,027,822

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,022	June 2019	$278,288	$57	$57

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$119	$(118)	$0	$(118)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $653,657,000 or 2.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,070,000 or 0.1% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,431,000.

 (k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $115,000.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

 (q) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12,830
Fidelity High Income Central Fund	40,175
Fidelity Mortgage Backed Securities Central Fund	57,615
Fidelity Securities Lending Cash Central Fund	308
Total	$110,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$715,546	$36,462	$--	$--	$(17,949)	$734,059	26.9%
Fidelity Mortgage Backed Securities Central Fund	2,366,031	218,415	120,102	804	73,630	2,538,778	44.7%
Total	$3,081,577	$254,877	$120,102	$804	$55,681	$3,272,837

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MACOM Technology Solutions Holdings, Inc.	$74,037	$15,209	$26,549	$--	$(6,019)	$(18,705)	$--
Sunrun, Inc.	161,066	3,141	36,756	--	12,220	12,449	152,120
Vivint Solar, Inc.	43,267	9,229	873	--	(92)	13,408	64,939
Total	$278,370	$27,579	$64,178	$--	$6,109	$7,152	$217,059

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty $299,862,000 due 6/03/19 at 2.42%	Value (000s)
J.P. Morgan Securities, Inc.	$299,862

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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